Statements of Cash Flows (USD $)	12 Months Ended		76 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Activities
Net loss	$ (110,175)	$ (92,369)	$ (2,254,851)
Discontinued Operations	0	0	(3,055,354)
Adjustments to reconcile net loss to cash
Shares issued for accrued consulting fees - related party	0	0	202,400
Donated services and expenses			20,000
Change in operating assets and liabilities
Increase (decrease) in accounts payable	(839)	(3,297)	141,733
Increase in accrued expenses	87,879	95,666	695,497
Net Cash Used in Operating Activities	(23,135)	0	(3,232,574)
Net Cash to Investing Activities	0	0	0
Financing Activities
Proceeds from notes payable – related party	23,135	0	370,467
Proceeds from sale of common stock	0	0	2,862,107
Net Cash Provided by Financing Activities	23,135	0	3,232,574
Increase in Cash	0	0	0
Cash - Beginning of Period	0	0	0
Cash - End of Period	0	0	0
Supplemental Disclosures:
Interest paid	0	0	32,452
Income taxes paid	0	0	0
Settlement of debt with shares	0	0	1,051,634
Accrued expenses settled in common stock	$ 13,000	$ 0	$ 202,400